Inventories - Narratives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory Current
Reversal of inventory write-down	$ 0	$ 0
Raw material	1,751,000,000	1,612,000,000
Finished Goods
Inventory Current
Accumulated adjustments to net realizable value	8,000,000	7,000,000
Inventories, at net realisable value	14,000,000	9,000,000
Raw material
Inventory Current
Accumulated adjustments to net realizable value	1,000,000	0
Inventories, at net realisable value	0	0
Supplies
Inventory Current
Accumulated adjustments to net realizable value	0	0
Inventories, at net realisable value	$ 0	$ 0